Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital Newmont Portfolio Acquisition	Share capital Kinross Portfolio Acquisition	Share capital	Share warrant reserve	Share option reserve	Accumulated other comprehensive income	Retained earnings(deficit)	Newmont Portfolio Acquisition	Kinross Portfolio Acquisition	Total
Balance at the beginning at Dec. 31, 2018			$ 187,028	$ 10,999	$ 2,299	$ 2,077	$ (2,211)			$ 200,192
Balance at the beginning (in shares) at Dec. 31, 2018			107,715,646
Total comprehensive income (loss)						(815)	(7,667)			(8,482)
Dividend declared (Note 8e)							(1,196)			(1,196)
Shares and warrants issued for Royalty Portfolio (Note 4)		$ 48,907							$ 48,907
Shares and warrants issued for Royalty Portfolio (in shares)		11,228,674
Shares issued for options exercised (Note 8c)			$ 1,070		(451)					619
Shares issued for options exercised (Note 8c) (in shares)			508,964
Share-based compensation			$ 504		1,162					1,666
Share-based compensation (in shares)			125,205
Balance at the end at Dec. 31, 2019			$ 237,509	10,999	3,010	1,262	(11,074)			241,706
Balance at the end (in shares) at Dec. 31, 2019			119,578,489
Total comprehensive income (loss)						3,064	23,719			26,783
Dividend declared (Note 8e)							(5,166)			(5,166)
Shares and warrants issued for Royalty Portfolio (Note 4)	$ 59,826							$ 59,826
Shares and warrants issued for Royalty Portfolio (in shares)	12,000,000
Shares issued for warrants exercised (Note 8b)			$ 19,922	(4,390)						15,532
Shares issued for warrants exercised (Note 8b) (in shares)			8,250,000
Shares issued for options exercised (Note 8c)			$ 1,238		(618)					620
Shares issued for options exercised (Note 8c) (in shares)			650,580
Share-based compensation			$ 35		1,653					1,688
Share-based compensation (in shares)			9,240
Balance at the end at Dec. 31, 2020			$ 318,530	$ 6,609	$ 4,045	$ 4,326	$ 7,479			$ 340,989
Balance at the end (in shares) at Dec. 31, 2020			140,488,309